Debt (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about debt [Table Text Block]
	December 31	December 31
	2021	2020
Total debt	$15,000	$24,788

Disclosure of reconciliation of liabilities arising from financing activities [Table Text Block]
		Cash flows
	December 31,			December 31,
	2020	Proceeds	Repayment	2021
Total debt	$24,788	$15,000	$(24,788)	$15,000
Total liabilities from financing activities	$24,788	$15,000	$(24,788)	$15,000

			Cash flows
		December 31,		December 31,
		2019	Proceeds	2020
Total debt		$-	$24,788	$24,788
Total liabilities from financing activities		$-	$24,788	$24,788